INSURANCE AND REINSURANCE RESULT, Insurance Service Result (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance service result [Abstract]
Insurance service result		S/ 1,693,617	S/ 1,602,421	S/ 1,302,347
Insurance Contracts [Member]
Insurance service result [Abstract]
Income from the Insurance Service		3,779,394	3,855,408	3,533,270
Expenses for incurred claims and other expenses net of change of past services		(2,062,848)	(2,232,672)	(2,122,652)
Losses in onerous contracts and reversal of losses		(15,801)	(17,181)	(92,530)
Others		(7,128)	(3,134)	(15,741)
Insurance service expenses		(2,085,777)	(2,252,987)	(2,230,923)
Insurance service result		1,693,617	1,602,421	1,302,347
Insurance Contracts [Member] | Contracts Measured Under BBA and VFA [Member]
Insurance service result [Abstract]
Income from the Insurance Service	[1]	204,578	226,125	211,323
Insurance Contracts [Member] | Contracts Measured Under PAA [Member]
Insurance service result [Abstract]
Income from the Insurance Service		S/ 3,574,816	S/ 3,629,283	S/ 3,321,947

[1]	Building Block Approach (BBA)